Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses [Line Items]
Personnel and management	R$ 960,788	R$ 1,081,797	R$ 1,878,332
Provisions For Performance And Profit Sharing [Member]
Operating costs and expenses [Line Items]
Personnel and management	165,978	179,283	173,662
Personnel [Member]
Operating costs and expenses [Line Items]
Personnel and management	726,958	861,714	1,681,961
Personnel [Member] | Salaries And Management Fees [Member]
Operating costs and expenses [Line Items]
Personnel and management	461,555	557,666	742,449
Personnel [Member] | Social Charges On Payroll [Member]
Operating costs and expenses [Line Items]
Personnel and management	155,873	186,502	220,148
Personnel [Member] | Long-Term Incentive Plan - ILP [Member]
Operating costs and expenses [Line Items]
Personnel and management	5,501	1,531	0
Personnel [Member] | Meal Assistance And Education Allowance [Member]
Operating costs and expenses [Line Items]
Personnel and management	82,540	97,709	109,307
Personnel [Member] | Compensation Voluntary Termination Program Retirement [Member]
Operating costs and expenses [Line Items]
Personnel and management	21,489	18,306	610,057
Management Catagories [Member]
Operating costs and expenses [Line Items]
Personnel and management	67,852	40,800	22,709
Management Catagories [Member] | Salaries And Management Fees [Member]
Operating costs and expenses [Line Items]
Personnel and management	34,370	27,362	17,889
Management Catagories [Member] | Social Charges On Payroll [Member]
Operating costs and expenses [Line Items]
Personnel and management	11,868	8,766	4,559
Management Catagories [Member] | Long-Term Incentive Plan - ILP [Member]
Operating costs and expenses [Line Items]
Personnel and management	19,471	4,064	0
Management Catagories [Member] | Other Expenses [Member]
Operating costs and expenses [Line Items]
Personnel and management	R$ 2,143	R$ 608	R$ 261